Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of carrying value of convertible notes
As of December 31, 2020, the carrying value of the Convertible Notes consisted of (in thousands):

December 31, 2020
Principal amount	$61,300
Accrued and unpaid interest	17,287
Unamortized debt discount	(676)

Total	$77,911

Schedule of carrying value of senior notes
The carrying value of the Company’s senior secured notes consisted of the following as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021	December 31, 2020
Principal amount	$43,125	$50,000
Accrued and unpaid interest	4,354	1,278
Unamortized debt discount	(5,210)	(9,376)

Total	$42,269	$41,902

Schedule of future principal payments of the senior secured notes	Future principal payments of the senior secured notes are as follows (in thousands):

Years ended December 31,	Amount
2022	$6,000
2023	15,125
2024	14,000
2025	8,000

Total	$43,125